UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-2857

Name of Fund:  Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.

Schedule of Investments as of June 30, 2005                                                                     (in U.S. dollars)
                                     Face
                                   Amount    Asset-Backed Securities+                                                       Value
                          USD   1,655,192    ACE Securities Corp. Series 2003-OP1 Class A2, 3.67%
                                             due 12/25/2033 (b)                                                   $     1,657,800
                                  301,909    Advanta Mortgage Loan Trust Series 1999-3 Class A4, 7.75%
                                             due 10/25/2026                                                               306,264
                                1,994,050    Aegis Asset-Backed Securities Trust Series 2004-1 Class A,
                                             3.81% due 4/25/2034 (b)                                                    1,998,004
                                2,683,000    Bear Stearns Adjustable Rate Mortgage Trust Series 2004-4
                                             Class A4, 3.515% due 6/25/2034 (b)                                         2,622,383
                                1,800,000    Bear Stearns Asset-Backed Securities, Inc. Series 2004-HE9
                                             Class 1A2, 3.83% due 3/25/2032 (b)                                         1,805,858
                                1,905,135    CIT Equipment Collateral Series 2003-VT1 Class A3A, 3.56%
                                             due 4/20/2007 (b)                                                          1,906,371
                                  230,331    CIT Group Home Equity Loan Trust Series 2003-1 Class A2,
                                             2.35% due 4/20/2027                                                          229,884
                                             California Infrastructure Series 1997-1:
                                  608,024        PG&E-1 Class A7, 6.42% due 9/25/2008                                     618,478
                                  457,918        SCE-1 Class A6, 6.38% due 9/25/2008                                      466,132
                                             Capital Auto Receivables Asset Trust:
                                  552,665        Series 2003-2 Class B, 3.67% due 1/15/2009 (b)                           553,505
                                  700,000        Series 2004-2 Class D, 5.82% due 5/15/2012 (a)                           704,569
                                4,500,000    Capital One Master Trust Series 2000-4 Class C, 4.19%
                                             due 8/15/2008 (a)(b)                                                       4,515,469
                                  422,402    Centex Home Equity Series 2003-B Class AV, 3.74%
                                             due 6/25/2033 (b)                                                            422,582
                                             Chase Credit Card Master Trust (b):
                                2,850,000        Series 2000-3 Class C, 4.09% due 1/15/2008                             2,854,996
                                5,200,000        Series 2003-1 Class C, 4.49% due 4/15/2008                             5,224,124
                                             Countrywide Asset-Backed Certificates (b):
                                1,600,000        Series 2003-2 Class M1, 4.164% due 6/26/2033                           1,607,398
                                1,322,302        Series 2003-BC3 Class A2, 3.77% due 9/25/2033                          1,323,665
                                1,350,000        Series 2004-13 Class AF4, 4.583% due 1/25/2033                         1,342,019
                                1,350,000        Series 2004-13 Class MF1, 5.071% due 12/25/2034                        1,350,050
                                1,866,482        Series 2004-5 Class A, 3.91% due 10/25/2034                            1,874,809
                                1,200,000        Series 2004-5 Class M2, 4.13% due 7/25/2034                            1,204,484
                                             First Franklin Mortgage Loan Asset-Backed Certificates Class A2 (b):
                                1,396,882        Series 2003-FF5, 2.82% due 3/25/2034                                   1,395,871
                                3,750,000        Series 2004-FF10, 3.86% due 12/25/2032                                 3,763,491
                                  648,743    HFC Home Equity Loan Asset-Backed Certificates Series 2002-2
                                             Class A, 3.73% due 4/20/2032 (b)                                             649,478
                                  265,323    Household Automotive Trust Series 2002-3 Class A3A, 2.75%
                                             due 6/18/2007                                                                265,166
                                             Long Beach Mortgage Loan Trust (b):
                                  658,116        Series 2002-4 Class 2A, 3.92% due 11/26/2032                             659,971
                                2,140,543        Series 2004-1 Class A3, 3.76% due 2/25/2034                            2,142,853
                                             Morgan Stanley ABS Capital (b):
                                1,000,000        Series 2003-NC5 Class M2, 5.46% due 4/25/2033                          1,012,796
                                1,823,394        Series 2004-NC1 Class A2, 3.83% due 12/27/2033                         1,829,631
                                1,706,327        Series 2004-NC2 Class A2, 3.76% due 12/25/2033                         1,710,797
                                1,247,908        Series 2004-WMC1 Class A3, 3.71% due 6/25/2034                         1,248,292
                                             Morgan Stanley ABS Capital I (b):
                                3,865,901        Series 2005-HE1 Class A2MZ, 3.76% due 12/25/2034                       3,871,844
                                1,388,958        Series 2005-NC2 Class A1MZ, 3.71% due 3/25/2035                        1,388,930
                                1,402,821        Series 2005-NC2 Class A2MZ, 3.71% due 3/25/2035                        1,402,793
                                             New Century Home Equity Loan Trust (b):
                                2,674,042        Series 2004-2 Class A3, 3.71% due 8/25/2034                            2,674,646
                                3,800,345        Series 2004-3 Class A3, 3.85% due 11/25/2034                           3,813,855
                                3,234,974        Series 2005-2 Class A2MZ, 3.72% due 6/25/2035                          3,235,596
                                             Option One Mortgage Loan Trust (b):
                                1,553,980        Series 2003-4 Class A2, 3.78% due 7/25/2033                            1,556,674
                                  500,000        Series 2005-1 Class M5, 4.71% due 2/25/2035                              502,101
                                2,270,207    Residential Asset Securities Corp. Series 2003-KS5 Class AIIB, 3.75%
                                             due 7/25/2033 (b)                                                          2,274,307
                                  501,163    Saxon Asset Securities Trust Series 2002-3 Class AV, 3.86%
                                             due 12/25/2032 (b)                                                           501,498

                                             Total Asset-Backed Securities - (Cost - $74,033,573) - 15.6%              70,489,434


                                             Government & Agency Obligations

                                3,900,000    Fannie Mae, 7.125% due 1/15/2030                                           5,332,220
                                2,400,000    Federal Home Loan Bank System, 2.75% due 11/15/2006                        2,364,660
                                             U.S. Treasury Bonds:
                                1,870,000        7.50% due 11/15/2016                                                   2,450,942
                                1,140,000        8.125% due 8/15/2019 (i)                                               1,615,415
                                3,980,000        7.25% due 8/15/2022                                                    5,415,908
                                  820,000        6.25% due 8/15/2023                                                    1,021,893
                                  820,000        6.625% due 2/15/2027                                                   1,088,326
                               11,190,000        5.375% due 2/15/2031 (k)                                              13,204,200
                                             U.S. Treasury Inflation Indexed Bonds:
                                2,645,319        3.875% due 1/15/2009                                                   2,932,739
                                2,351,956        3.50% due 1/15/2011                                                    2,606,720
                                4,890,468        1.625% due 1/15/2015                                                   4,873,000
                                             U.S. Treasury Notes:
                                7,980,000        7% due 7/15/2006 (i)                                                   8,256,491
                                  650,000        3.75% due 5/15/2008                                                      651,422
                                  880,000        3.875% due 5/15/2010                                                     885,019
                                1,690,000        3.625% due 6/15/2010                                                   1,682,606
                                  325,000        5% due 2/15/2011                                                         345,300
                               10,340,000        4.125% due 5/15/2015 (k)                                              10,491,057

                                             Total Government & Agency Obligations
                                             (Cost - $61,864,513) - 14.4%                                              65,217,918


                                             Government Agency Mortgage-Backed Obligations+

                                             Fannie Mae Guaranteed Pass-Through Certificates:
                                5,200,001        4.50% due 3/01/2020                                                    5,180,401
                               19,644,801        5.00% due 7/15/2020                                                   19,859,676
                                2,391,928        5.00% due 7/15/2035                                                    2,391,928
                               21,084,000        5.50% due 7/15/2035                                                   21,367,327
                                  874,006        6.00% due 11/01/2034                                                     896,357
                                  786,061        6.50% due 6/01/2032-11/01/2032                                           814,864
                                             Freddie Mac Mortgage Participation Certificates:
                                6,604,639        5.00% due 7/15/2035 - 8/15/2035                                        6,591,597
                                1,201,503        5.50% due 7/01/2016                                                    1,233,885
                                3,874,989        5.50% due 12/01/2034 - 3/01/2035                                       3,931,608
                                  735,459        6.00% due 5/01/2016 - 4/01/2017                                          760,466
                                4,092,733        6.00% due 11/01/2033                                                   4,199,416
                                  293,223        6.50% due 6/01/2016                                                      305,136
                                  602,680        6.50% due 10/01/2033                                                     624,217
                                  816,215        7.00% due 9/01/2031 - 4/01/2032                                          859,467
                                1,375,833    Ginnie Mae MBS Certificates 6.50% due 6/15/2031-4/15/2032                  1,438,474

                                             Total Government Agency Mortgage-Backed Obligations
                                             (Cost - $70,319,247) - 15.5%                                              70,454,819


                                             Non-Government Agency Mortgage-Backed Obligations +
Collateralized Mortgage         1,250,000    Ameriquest Mortgage Securities, Inc. Series 2004-R1 Class M2, 4.04%
Obligations - 12.1%                          due 2/25/2034 (b)                                                          1,251,776
                                3,150,000    Argent Securities, Inc. Series 2004-W11 Class A3, 3.82%
                                             due 11/25/2034 (b)                                                         3,160,388
                                1,500,000    Credit-Based Asset Servicing and Securitization Series 2005-CB2
                                             Class AV2, 3.66% due 4/25/2036 (b)                                         1,500,303
                                             GS Mortgage Securities Corp. II Series 2005-GG4:
                                1,950,000        Class A2, 4.475% due 7/10/2039                                         1,963,041
                                2,900,000        Class A4A, 4.751% due 7/10/2039                                        2,946,327
                                             Home Equity Asset Trust (b):
                                2,662,415        Series 2005-1 Class A2, 3.74% due 5/25/2035                            2,662,149
                                1,893,825        Series 2005-3 Class 1A2, 3.71% due 8/25/2035                           1,893,787
                                1,650,000    Impac Secured Assets CMN Owner Trust Series 2004-3 Class M1,
                                             4.06% due 11/25/2034 (b)                                                   1,658,166
                                3,373,831    Impac Secured Assets Corp. Series 2004-3 Class 1A4, 3.86%
                                             due 11/25/2034 (b)                                                         3,383,322
                                             JPMorgan Chase Commercial Mortgage Sec Co. Series 2005 LPD2:
                                1,950,000        Class A2, 4.575% due 7/15/2042                                         1,965,639
                                4,850,000        Class A4, 4.738% due 7/15/2042 (b)                                     4,890,498
                                2,150,000    LB-UBS Commercial Mortgage Trust Series 2005-C3 Class A5, 4.739%
                                             due 7/15/2030                                                              2,178,891
                                             Park Place Securities, Inc. Series 2005-WCH1 (b):
                                1,805,467        Class A1B, 3.76% due 1/25/2035                                         1,808,420
                                1,466,792        Class A3D, 3.80% due 1/25/2035                                         1,469,207
                                  550,000    Popular ABS Mortgage Pass-Through Trust Series 2005-1 Class M2,
                                             5.507% due 5/25/2035                                                         553,741
                                4,813,059    RMAC Plc Series 2003-NS2A Class A2C, 3.79% due 9/12/2035 (b)               4,826,595
                                             Residential Asset Mortgage Products, Inc. (b):
                                2,750,000        Series 2004-RS11 Class A2, 3.73% due 12/25/2033                        2,759,608
                                1,950,000        Series 2005-RS3 Class AI2, 3.63% due 3/25/2035                         1,955,200
                                             Structured Asset Investment Loan Trust (b):
                                2,300,000        Series 2003-BC6 Class M1, 4.21% due 7/25/2033                          2,313,672
                                  840,000        Series 2004-8 Class M4, 4.46% due 9/25/2034                              842,376
                                             Structured Asset Securities Corp. (b):
                                1,268,762        Series 2004-23XS Class 2A1, 3.76% due 1/25/2035                        1,269,983
                                1,326,311        Series 2005-GEL2 Class A, 3.74% due 4/25/2035                          1,326,284
                                  849,793    Washington Mutual Series 2005-AR2 Class B4, 4.215%
                                             due 1/25/2045 (b)                                                            849,793
                                4,900,000    Wells Fargo Home Equity Trust Series 2004-2 Class A32, 3.80%
                                             due 2/25/2032 (b)                                                          4,918,005
                                  500,000    Whole Auto Loan Trust Series 2004-1 Class D, 5.60% due 3/15/2011             503,244
                                                                                                                  ---------------
                                                                                                                       54,850,415

Commercial                      3,700,000    Banc of America Large Loan Series 2003-BBA2 Class A3, 3.708%
Mortgage-Backed                              due 11/15/2015 (b)                                                         3,702,901
Securities - 4.2%                            Commercial Mortgage Pass-Through Certificates (b):
                                3,250,000        Series 2003-FL8 Class A2, 3.59% due 7/15/2015                          3,252,630
                                5,300,000        Series 2003-FL9 Class A3, 3.71% due 11/15/2015                         5,303,714
                                             Greenwich Capital Commercial Funding Corp.:
                                1,599,824        Series 2003-FL1 Class A, 3.47% due 7/05/2018 (b)                       1,600,086
                                3,400,000        Series 2004-GG1 Class A4, 4.755% due 6/10/2036                         3,459,107
                                1,636,380    Nationslink Funding Corp. Series 1999-2 Class A3, 7.18%
                                             due 6/20/2031                                                              1,671,396
                                                                                                                  ---------------
                                                                                                                       18,989,834

                                             Total Non-Government Agency Mortgage-Backed Securities
                                             (Cost - $69,979,686) - 16.3%                                              73,840,249


Industry #                                   Corporate Bonds
Aerospace & Defense - 0.6%      1,335,000    Goodrich Corp., 6.60% due 5/15/2009                                        1,432,459
                                1,130,000    Raytheon Co., 8.30% due 3/01/2010                                          1,309,548
                                                                                                                  ---------------
                                                                                                                        2,742,007

Airlines - 0.4%                   527,554    American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012                  517,709
                                  475,000    Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013               504,828
                                  630,000    Southwest Airlines Co., 7.875% due 9/01/2007                                 674,088
                                                                                                                  ---------------
                                                                                                                        1,696,625

Automobiles - 0.2%                           DaimlerChrysler NA Holding Corp.:
                                  555,000        4.75% due 1/15/2008                                                      557,144
                                  455,000        7.75% due 1/18/2011                                                      513,603
                                                                                                                  ---------------
                                                                                                                        1,070,747

Biotechnology - 0.4%            2,100,000    Abgenix, Inc., 3.50% due 3/15/2007 (e)                                     1,984,500

Capital Markets - 1.5%                       The Bear Stearns Cos., Inc.:
                                  980,000        3.98% due 1/30/2009 (b)                                                  984,251
                                  155,000        5.70% due 11/15/2014                                                     166,207
                                1,090,000    Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                  1,107,633
                                             Goldman Sachs Group, Inc.:
                                1,920,000        5.70% due 9/01/2012                                                    2,042,920
                                1,030,000        5.25% due 10/15/2013                                                   1,062,861
                                1,190,000    Lehman Brothers Holdings, Inc., 3.50% due 8/07/2008                        1,165,331
                                  110,000    Mellon Funding Corp., 6.40% due 5/14/2011                                    121,586
                                                                                                                  ---------------
                                                                                                                        6,650,789

Commercial Banks - 2.0%           460,000    Bank One Corp., 8% due 4/29/2027                                             611,085
                                  930,000    Bank of America Corp., 4.875% due 9/15/2012                                  956,501
                                  970,000    Barclays Bank Plc, 8.55% (a)(b)(f)                                         1,166,983
                                  690,000    Corporacion Andina de Fomento, 6.875% due 3/15/2012                          772,563
                                  560,000    FirstBank Puerto Rico, 7.625% due 12/20/2005                                 564,287
                                  830,000    HSBC Bank USA NA, 5.875% due 11/01/2034                                      904,478
                                  335,000    Hudson United Bancorp, 8.20% due 9/15/2006                                   349,278
                                  520,000    PNC Bank NA, 5.25% due 1/15/2017                                             538,189
                                  595,000    PNC Funding Corp., 6.125% due 2/15/2009                                      631,899
                                  405,000    Popular North America, Inc., 3.875% due 10/01/2008                           400,640
                                1,160,000    Sovereign Bank, 5.125% due 3/15/2013                                       1,182,880
                                  325,000    US Bancorp, 3.564% due 9/16/2005 (b)                                         325,068
                                  720,000    Wells Fargo & Co., 5% due 11/15/2014                                         741,307
                                                                                                                  ---------------
                                                                                                                        9,145,158

Commercial Services &                        Aramark Services, Inc.:
Supplies - 0.8%                   690,000        6.375% due 2/15/2008                                                     723,072
                                  435,000        5% due 6/01/2012                                                         435,581
                                             Cendant Corp.:
                                  700,000        6.25% due 1/15/2008                                                      730,183
                                1,085,000        7.375% due 1/15/2013                                                   1,242,280
                                  570,000    International Lease Finance Corp., 2.95% due 5/23/2006                       565,040
                                                                                                                  ---------------
                                                                                                                        3,696,156

Communications Equipment -        620,000    Alltel Corp., 4.656% due 5/17/2007                                           624,867
0.3%                              850,000    Harris Corp., 6.35% due 2/01/2028                                            922,006
                                                                                                                  ---------------
                                                                                                                        1,546,873

Consumer Finance - 0.8%           765,000    Capital One Bank, 5.75% due 9/15/2010                                        807,311
                                             HSBC Finance Corp.:
                                  680,000        6.50% due 11/15/2008                                                     725,793
                                  515,000        5.875% due 2/01/2009                                                     540,597
                                             MBNA Corp.:
                                  945,000        6.25% due 1/17/2007                                                      975,056
                                  200,000        5.625% due 11/30/2007                                                    206,564
                                  455,000        4.625% due 9/15/2008                                                     461,201
                                                                                                                  ---------------
                                                                                                                        3,716,522

Containers & Packaging -          415,000    Sealed Air Corp., 5.375% due 4/15/2008 (a)                                   424,988
0.1%

Diversified Financial             785,000    American Honda Finance Corp., 3.799% due 10/03/2005 (a)(b)                   785,701
Services - 2.4%                              Citigroup, Inc.:
                                1,440,000        5.625% due 8/27/2012                                                   1,538,106
                                  405,000        5.85% due 12/11/2034                                                     447,704
                                  960,000    General Electric Capital Corp., 6.75% due 3/15/2032                        1,184,628
                                             JPMorgan Chase & Co.:
                                  960,000        5.75% due 1/02/2013                                                    1,028,554
                                  770,000        4.75% due 3/01/2015                                                      770,738
                                             Sigma Finance Corp. (b):
                                3,400,000        5.768% due 8/15/2011 (j)                                               3,400,000
                                1,700,000        5.89% due 3/31/2014 (a)                                                1,716,291
                                                                                                                  ---------------
                                                                                                                       10,871,722

Diversified                       485,000    BellSouth Corp., 6% due 11/15/2034                                           515,742
Telecommunication               1,643,000    Deutsche Telekom International Finance BV, 5.25% due 7/22/2013             1,705,812
Services - 1.5%                   660,000    France Telecom SA, 8.50% due 3/01/2011                                       765,913
                                1,010,000    GTE Corp., 6.84% due 4/15/2018                                             1,150,501
                                  620,000    Royal KPN NV, 8% due 10/01/2010                                              717,910
                                  865,000    TELUS Corp., 7.50% due 6/01/2007                                             915,084
                                  735,000    Tele-Communications-TCI Group, 9.80% due 2/01/2012                           936,168
                                                                                                                  ---------------
                                                                                                                        6,707,130

Electric Utilities - 3.3%       1,630,000    AEP Texas Central Co. Series D, 5.50% due 2/15/2013 (a)                    1,707,847
                                  550,000    Entergy Arkansas, Inc., 5.66% due 2/01/2025                                  575,967
                                  790,000    Entergy Louisiana, Inc., 5.09% due 11/01/2014                                789,343
                                1,090,000    Exelon Generation Co. LLC, 5.35% due 1/15/2014                             1,130,443
                                  995,000    FirstEnergy Corp. Series B, 6.45% due 11/15/2011                           1,087,163
                                2,550,000    PPL Capital Funding, 4.32% due 5/18/2006 (b)                               2,553,562
                                  620,000    PSEG Power LLC, 6.95% due 6/01/2012                                          696,959
                                  810,000    Pacific Gas & Electric Co., 6.05% due 3/01/2034                              892,692
                                  525,000    Pepco Holdings, Inc., 4% due 5/15/2010                                       512,248
                                2,500,000    Pinnacle West Energy Corp., 4.004% due 4/01/2007 (a)(b)                    2,500,398
                                  705,000    Public Service Co. of New Mexico, 4.40% due 9/15/2008                        705,504
                                  445,000    Puget Energy, Inc., 5.483% due 6/01/2035                                     457,193
                                  640,000    SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%
                                             due 11/15/2013 (a)                                                           699,144
                                  170,000    Southern California Edison Co., 3.87% due 1/13/2006 (b)                      170,211
                                  465,000    Westar Energy, Inc., 6% due 7/01/2014                                        507,324
                                                                                                                  ---------------
                                                                                                                       14,985,998

Electronic Equipment &          2,050,000    Celestica, Inc., 3.691% due 8/01/2020 (e)(h)                               1,150,563
Instruments - 0.3%

Food Products - 0.2%              945,000    Cadbury Schweppes US Finance LLC, 3.875% due 10/01/2008 (a)                  931,793

Foreign Government         EUR  2,249,000    Bundesobligation Series 143, 3.50% due 10/10/2008 (1)                      2,832,267
Obligations*** - 1.5%      USD  1,410,000    Italy Government International Bond, 4.50% due 1/21/2015 (1)               1,427,007
                                             Mexico Government International Bond (1):
                                1,330,000        9.875% due 2/01/2010                                                   1,608,635
                                  495,000        6.375% due 1/16/2013                                                     531,383
                                  395,000        5.875% due 1/15/2014                                                     412,183
                                                                                                                  ---------------
                                                                                                                        6,811,475

Gas Utilities - 0.1%              660,000    Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                    642,775

Health Care Providers &           683,000    Manor Care, Inc., 7.50% due 6/15/2006                                        700,672
Services - 0.2%

Hotels, Restaurants &             435,000    Harrah's Operating Co., Inc., 5.625% due 6/01/2015 (a)                       443,068
Leisure - 0.1%

Household Durables - 1.1%       1,300,000    American Greetings, 6.10% due 8/01/2028                                    1,340,625
                                             DR Horton, Inc.:
                                1,100,000        5% due 1/15/2009                                                       1,100,617
                                  505,000        6.875% due 5/01/2013                                                     546,463
                                  710,000        5.625% due 9/15/2014                                                     708,977
                                             KB Home:
                                1,010,000        5.75% due 2/01/2014                                                    1,001,009
                                   50,000        5.875% due 1/15/2015                                                      49,608
                                                                                                                  ---------------
                                                                                                                        4,747,299

IT Services - 0.2%              1,110,000    First Data Corp., 4.50% due 6/15/2010                                      1,120,062

Industrial Conglomerates -      1,360,000    Tyco International Group SA, 6.75% due 2/15/2011                           1,509,739
0.3%

Insurance - 1.0%                  930,000    AON Corp., 6.95% due 1/15/2007                                               959,592
                                  465,000    Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                            491,557
                                1,090,000    NLV Financial Corp., 7.50% due 8/15/2033 (a)                               1,257,600
                                  330,000    North Front Pass-Through Trust, 5.81% due 12/15/2024 (a)(b)                  340,040
                                  235,000    Prudential Financial, Inc., 4.104% due 11/15/2006                            235,652
                                  780,000    Prudential Holdings LLC, 8.695% due 12/18/2023 (a)                         1,030,583
                                  275,000    Willis Group North America, Inc., 5.125% due 7/15/2010                       276,482
                                                                                                                  ---------------
                                                                                                                        4,591,506

Media - 1.2%                      960,000    Comcast Cable Communications Holdings, Inc., 8.375% due 3/15/2013          1,170,577
                                1,355,000    Historic TW, Inc., 9.125% due 1/15/2013                                    1,712,250
                                1,250,000    Lenfest Communications, Inc., 10.50% due 6/15/2006                         1,316,126
                                  420,000    Media General, Inc., 6.95% due 9/01/2006                                     429,860
                                  435,000    News America, Inc., 6.75% due 1/09/2038                                      493,969
                                  375,000    Time Warner, Inc., 7.625% due 4/15/2031                                      468,333
                                                                                                                  ---------------
                                                                                                                        5,591,115

Metals & Mining - 0.2%            770,000    Textron Financial Corp., 2.75% due 6/01/2006                                 762,531

Multi-Utilities - 0.8%            120,000    Ameren Corp., 4.263% due 5/15/2007                                           120,101
                                             Dominion Resources, Inc. Series B:
                                  740,000        7.625% due 7/15/2005                                                     740,665
                                  615,000        3.568% due 5/15/2006 (b)                                                 616,341
                                             Sempra Energy:
                                  490,000        4.621% due 5/17/2007                                                     492,314
                                  370,000        7.95% due 3/01/2010                                                      420,161
                                  370,000        6% due 2/01/2013                                                         394,407
                                  740,000    Southern Power Co. Series B, 6.25% due 7/15/2012                             808,218
                                                                                                                  ---------------
                                                                                                                        3,592,207

Oil, Gas & Consumable             465,000    Amerada Hess Corp., 7.125% due 3/15/2033                                     551,542
Fuels - 1.9%                      490,000    Consolidated Natural Gas Co., 5% due 12/01/2014                              495,696
                                  815,400    Kern River Funding Corp., 4.893% due 4/30/2018 (a)                           833,999
                                  510,000    Kinder Morgan Energy Partners LP, 5.35% due 8/15/2007                        516,681
                                  195,000    Midamerican Energy Holdings Co., 5.875% due 10/01/2012                       207,132
                                  400,000    Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                              412,403
                                2,500,000    Pemex Project Funding Master Trust, 4.71% due 6/15/2010 (a)(b)             2,578,750
                                  545,000    Tengizchevroil Finance Co. SARL, 6.124% due 11/15/2014 (a)                   557,263
                                  310,000    Texaco Capital, Inc., 8.625% due 6/30/2010                                   372,489
                                1,665,000    Ultramar Diamond Shamrock Corp., 6.75% due 10/15/2037                      1,845,984
                                                                                                                  ---------------
                                                                                                                        8,371,939

Paper & Forest Products -       1,040,000    Celulosa Arauco y Constitucion SA, 8.625% due 8/15/2010                    1,211,997
0.6%                            1,150,000    Champion International Corp., 6.65% due 12/15/2037                         1,283,921
                                                                                                                  ---------------
                                                                                                                        2,495,918

Pharmaceuticals - 0.3%          1,380,000    Wyeth, 5.50% due 3/15/2013                                                 1,452,382

Real Estate - 0.5%                410,000    Developers Diversified Realty Corp., 6.625% due 1/15/2008                    428,396
                                  465,000    Health Care Property Investors, Inc., 6.50% due 2/15/2006                    471,912
                                  550,000    Nationwide Health Properties, Inc., 6.59% due 7/07/2038                      597,495
                                  780,000    Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                      793,350
                                                                                                                  ---------------
                                                                                                                        2,291,153

Road & Rail - 0.6%              1,125,000    CSX Corp., 6.75% due 3/15/2011                                             1,241,962
                                             Norfolk Southern Corp.:
                                  199,000        5.59% due 5/17/2025                                                      206,827
                                  216,000        7.25% due 2/15/2031                                                      275,852
                                             Union Pacific Corp.:
                                  400,000        7.25% due 11/01/2008                                                     435,720
                                  350,000        5.375% due 5/01/2014                                                     364,995
                                                                                                                  ---------------
                                                                                                                        2,525,356

Thrifts & Mortgage              1,025,000    Countrywide Home Loans, Inc., 5.625% due 7/15/2009                         1,068,445
Finance - 0.4%                    695,000    Washington Mutual, Inc., 4.20% due 1/15/2010                                 689,446
                                                                                                                  ---------------
                                                                                                                        1,757,891

Wireless                          427,000    AT&T Wireless Services, Inc., 8.75% due 3/01/2031                            598,499
Telecommunication                 830,000    Sprint Capital Corp., 8.75% due 3/15/2032                                  1,154,622
Services - 0.4%                                                                                                   ---------------
                                                                                                                        1,753,121

                                             Total Corporate Bonds (Cost - $115,841,529) - 26.2%                      118,481,780


                                             Preferred Securities

                                             Capital Trusts
Commercial Banks -                495,000    BAC Capital Trust VI, 5.625% due 3/08/2035                                   509,108
0.1%

Electric Utilities - 0.1%         420,000    Alabama Power Capital Trust V, 5.50% due 10/01/2042 (b)                      432,916

Oil, Gas & Consumable             500,000    Pemex Project Funding Master Trust, 7.375% due 12/15/2014                    560,750
Fuels - 0.1%

                                             Total Capital Trusts (Cost - $1,436,034) - 0.3%                            1,502,774


                                   Shares
                                     Held    Preferred Stocks
Commercial Banks - 0.2%               104    DG Funding Trust, 5.74% (a)                                                1,116,050

Thrifts & Mortgage                 30,400    Fannie Mae, 7%                                                             1,686,252
Finance - 0.4%

                                             Total Preferred Stocks (Cost - $2,835,374) - 0.6%                          2,802,302


                                     Face
                                   Amount    Trust Preferred
Aerospace & Defense -      USD   2,660,000   RC Trust I, 7% due 5/15/2006                                               2,695,421
0.6%

                                             Total Trust Preferred (Cost - $2,734,582) - 0.6%                           2,695,421

                                             Total Preferred Securities (Cost - $7,005,990) - 1.5%                      7,000,497


State                                        Municipal Bonds
Texas - 0.2%                      945,000    Dallas, Texas, Government Obligation, Series C, 5.25% due 2/15/2024          935,701

                                             Total Municipal Bonds - (Cost - $945,000) - 0.2%                             935,701


                                             Short-Term Securities
Certificate of Deposit - 0.6%     720,000    Canadian Imperial Bank of Commerce, 3.46% due 12/12/2005                     719,427
                                  720,000    Fortis Bank, 3.445% due 12/12/2005                                           719,427
                                  720,000    HBOS Plc, 3.46% due 12/12/2005                                               719,427
                                                                                                                  ---------------
                                                                                                                        2,158,281


Commercial Paper* - 11.3%       6,300,000    Atlantic Asset Securitization Corp., 3.23% due 7/13/2005                   6,293,217
                               10,100,000    E.I. du Pont de Nemours & Co., 3.15% due 7/18/2005                        10,084,976
                               20,000,000    Southern Company Funding Corp., 3.14% due 7/13/2005                       19,979,067
                               15,000,000    Yorktown Capital, LLC, 3.07% due 7/01/2005                                15,000,000
                                                                                                                  ---------------
                                                                                                                       51,357,260

U.S. Government                40,500,000    Federal Home Loan Bank System, 3.001% due 7/01/2005                       40,500,000
Obligations* - 8.9%


                               Beneficial
                                 Interest
                         USD   22,525,000    Merrill Lynch Liquidity Series, LLC Money Market Series (c)(d)            22,525,000

                                             Total Short-Term Securities (Cost - $116,542,338) - 25.8%                116,540,541


                                Number of
                                Contracts    Options Purchased
Call Options                          267    U.S. Treasury Bond, expiring July 2005 at 109.5,
Purchased - 0.0%                             Broker Credit Suisse First Boston                                             37,547

                                             Total Options Purchased (Premiums Paid - $134,499) - 0.0%                     37,547

                                             Total Investments (Cost - $516,666,375) - 115.5%                         522,998,486


                                Number of
                                Contracts    Options Written
Call Options Written-                10++    3 Yr. Swaption, expiring January 2008 at 5.14,
0.1%                                         Broker Deutsche Bank AG London (g)                                         (542,474)
                                      406    U.S. Treasury Bond, expiring July 2005 at 110.5,
                                             Broker Credit Suisse First Boston                                           (12,688)

Put Options Written-                 10++    3 Yr. Swaption, expiring January 2008 at 5.14,
0.0%                                         Broker Deutsche Bank AG London (g)                                         (202,613)
                                      406    U.S. Treasury Bond, expiring July 2005 at 108,
                                             Broker Credit Suisse First Boston                                           (38,063)

                                             Total Options Written (Premiums Paid - $862,342 ) - (0.1%)                 (795,838)

                                             Total Investments, Net of Options Written
                                             (Cost - $515,804,033**) - 115.4%                                         522,202,648
                                             Liabilities in Excess of Other Assets - (15.4%)                         (69,579,569)
                                                                                                                  ---------------
                                             Net Assets - 100.0%                                                  $   452,623,079
                                                                                                                  ===============


+   Asset-Backed & Mortgage-Backed Obligations are subject to principal paydowns as a result of the prepayments or refinancing of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

++  One contract represents a notional amount of $1,000,000.

#   For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management.

    This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

*   Commercial Paper and certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.

**  The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2005, as computed for federal tax purposes, were as follows:

    Aggregate cost                                         $    515,993,817
                                                           ================
    Gross unrealized appreciation                          $      7,255,227
    Gross unrealized depreciation                               (1,046,396)
                                                           ----------------
    Net unrealized appreciation                            $      6,208,831
                                                           ================

*** Corresponding industry groups for foreign securities:

    (1) Government entity

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate note.

(c) Security was purchased with the cash proceeds from securities loans.

(d) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940)
    were as follows:

                                                                     Interest/
                                                        Net           Dividend
    Affiliate                                         Activity         Income

    Merrill Lynch Liquidity Series, LLC
        Money Market Series                      $   22,525,000              -
    Merrill Lynch Premier Institutional Fund       (14,540,000)      $   5,883


(e) Convertible security.

(f) The security is a perpetual bond and has no stated maturity date.

(g) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(h) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Portfolio.

(i) All or a portion of security held as collateral in connection with open financial futures contracts.

(j) Restricted security as to resale, representing .8% of net assets were as follows:

                                               Acquisition
    Issue                                  Date         Cost           Value

    Sigma Finance Corp., 5.768%
        due 8/15/2011                   2/13/2004   $ 3,400,000   $ 3,400,000

(k) Security, or portion of security, is on loan.

    Financial future contracts sold as of June 30, 2005 were as follows:

    Number of                           Expiration                  Unrealized
    Contracts       Issue                 Date         Face Value  Depreciation

    106    2-Year U.S. Treasury Note  September 2005  $ 22,013,936  $     (939)
     27    5-Year U.S. Treasury Note  September 2005  $  2,932,347  $   (7,700)
    322   10-Year U.S. Treasury Note  September 2005  $ 36,289,954  $ (246,984)
                                                                    -----------
    Total Unrealized Depreciation - Net                             $ (255,623)
                                                                    ===========

    Forward foreign exchange contracts as of June 30, 2005 were as follows:



    Foreign                                Settlement               Unrealized
    Currency Sold                             Date                Appreciation

    EUR 2,328,187                         August 2005            $      39,692
                                                                 -------------
    Total Unrealized Appreciation on Forward
    Foreign Exchange Contracts- Net
    (USD Commitment - $2,862,529)                                $      39,692
                                                                 =============


    Currency Abbreviations

    EUR    Euro
    USD    U.S. Dollar


    Swaps outstanding as of June 30, 2005 were as follows:

                                                                                                      Unrealized
                                                                                      Notional      Appreciation
                                                                                       Amount     (Depreciation)
    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month USD LIBOR minus .105%

    Broker, UBS Warburg
    Expires August 2005                                                            $   11,050,000              -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month USD LIBOR minus .10%

    Broker, Lehman Brothers Special Finance
    Expires September 2005                                                         $   30,700,000              -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers CMBS Investment Grade Index and pay a floating rate based on 1-month USD LIBOR minus .14%

    Broker, UBS Warburg
    Expires September 2005                                                         $    5,900,000              -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month USD LIBOR minus .10%

    Broker, Lehman Brothers Special Finance
    Expires October 2005                                                           $   24,900,000              -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month USD LIBOR minus .05%

    Broker, UBS Warburg
    Expires October 2005                                                           $   11,750,000              -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month USD LIBOR minus .15%

    Broker, Lehman Brothers Special Finance
    Expires November 2005                                                          $   14,200,000              -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month USD LIBOR minus .12%

    Broker, UBS Warburg
    Expires November 2005                                                          $    3,925,000              -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month USD LIBOR minus .15%

    Broker, Lehman Brothers Special Finance
    Expires December 2005                                                          $   25,400,000              -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month USD LIBOR minus .15%

    Broker, Lehman Brothers Special Finance
    Expires March 2006                                                             $   19,200,000              -

    Bought credit default protection on Aon Corp., and pay .37%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires January 2007                                                           $    1,025,000     $  (3,680)

    Pay a fixed rate of 2.8025% and receive a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires January 2007                                                           $    1,025,000         15,794

    Bought credit default protection on Weyerhaeuser Co. and pay .73%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires September 2008                                                         $    1,625,000       (13,868)

    Sold credit default protection on Comcast Cable Communications, Inc. and receive 1.15%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires September 2008                                                         $    1,625,000         44,103

    Sold credit default protection on Sprint Corporation and receive 1.5%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires September 2008                                                         $    1,625,000         63,507

    Received a fixed rate of 3.401% and pay 3.875% on Treasury Inflation Protection
    Securities (TIPS) adjusted principal

    Broker, JPMorgan Chase Bank
    Expires January 2009                                                           $    2,937,000       (48,852)

    Sold credit default protection on Raytheon Co. and receive .73%

    Broker, JPMorgan Chase Bank
    Expires March 2009                                                             $      550,000          7,822

    Bought credit default protection on Boeing Capital Corp. and pay .48%

    Broker, JPMorgan Chase Bank
    Expires March 2009                                                             $      550,000        (5,589)

    Sold credit default protection on Nextel Communications, Inc. and receive 1.72%

    Broker, JPMorgan Chase Bank
    Expires September 2009                                                         $    1,035,000         51,945

    Sold credit default protection on Dow Jones CDX North America Investment
    Grade Index Series 2 and receive 0.60%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires September 2009                                                         $    4,095,000        (8,632)

    Bought credit default protection on Hewlett-Packard Co. and pay .31%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                                                          $    1,050,000          1,113

    Bought credit default protection on Petroleos Mexicanos and pay 1.09%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                                                          $    2,105,000          6,340

    Sold credit default protection on Mexico Government International Bond and receive 0.92%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                                                          $    2,105,000          4,195

    Sold credit default protection on Computer Associates International, Inc. and receive 0.83%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                                                          $    1,050,000          3,774

    Bought credit default protection on Morgan Stanley and pay .47%

    Broker, HSBC Bank USA
    Expires June 2010                                                              $      510,000        (3,066)

    Bought credit default protection on Valero Energy Corp. and pay 1.03%

    Broker, Deutsche Bank AG
    Expires June 2010                                                              $      510,000       (11,361)

    Bought credit default protection on Devon Energy Corp. and pay .48%

    Broker, Deutsche Bank AG
    Expires June 2010                                                              $    1,015,000        (2,529)

    Bought credit default protection on Valero Energy Corp. and pay 1%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                                                              $      510,000       (11,361)

    Sold credit default protection on BellSouth Corp. and receive .26%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                                                              $      500,000            119

    Bought credit default protection on Devon Energy Corp. and pay 0.5%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                                                              $    1,015,000        (3,442)

    Bought credit default protection on Ford Motor Credit Co. and pay 3.59%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                                                              $      995,000         15,287

    Bought credit default protection on International Paper Co. and pay 0.9%

    Broker, JPMorgan Chase Bank
    Expires June 2010                                                              $    1,000,000        (6,014)

    Bought credit default protection on Goldman Sachs Group, Inc. and pay .45%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                                                              $      500,000        (2,829)

    Bought credit default protection on DaimlerChrysler NA Holding Corp.
    and pay 1.37%

    Broker, HSBC Bank USA
    Expires June 2010                                                              $      505,000       (12,136)

    Bought credit default protection on JPMorgan Chase Bank and pay .44%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires June 2010                                                              $      500,000        (2,327)

    Sold credit default protection on Wells Fargo & Co. and receive .195%

    Broker, Deutsche Bank AG
    Expires June 2010                                                              $      500,000             86

    Sold credit default protection on DaimlerChrysler NA Holding Corp. and receive 1.55%

    Broker, JPMorgan Chase Bank
    Expires June 2010                                                              $      505,000         16,172

    Sold credit default protection on Ford Motor Credit Co. and receive 5.25%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires June 2010                                                              $    1,015,000         52,073

    Sold credit default protection on Dow Jones CDX North America Investment
    Grade Index Series 4 and receive 0.4%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                                                              $      720,000          (938)

    Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation Protected
    Securities (TIPS) adjusted principal

    Broker, Morgan Stanley Capital Services, Inc.
    Expires January 2011                                                           $    2,525,000       (70,666)

    Received a floating rate based on 1-month USD LIBOR plus 0.47%, which is capped at a fixed coupon of 6% from 12/16/05 through expiration and pay a floating rate based on 1-month USD LIBOR

    Broker, CS First Boston
    Expires June 2011                                                              $   23,000,000         10,445
                                                                                                      ----------
    Total                                                                                             $   85,485
                                                                                                      ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  August 19, 2005